Summary Of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			0 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	May 06, 2014 Shinyo Splendor	Mar. 31, 2014 Shinyo Splendor	Jun. 30, 2014 Series D Preferred Stock
Basis of Presentation [Abstract]
Vessels Salvage Value Per Lightweight Ton	$ 360
Vessels Estimated Useful Life	25 years
Preferred Stock, Dividend Rate, Percentage	6.00%
Series D Convertible Stock	12,000		12,000
Related Party Transaction [Line Items]
Impairment loss					10,718
Net sales proceeds	$ 18,315	$ 0		$ 18,315
Convertible Preferred Stock Terms Of Conversion						The Series D Preferred Stock will mandatorily convert into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. The holder of Series D Preferred stock shall have the right to convert the shares of the preferred stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock. The Series D Preferred Stock does not have any voting rights. Navios Acquisition is obligated to redeem the Series D Preferred Stock (or converted common shares) at holder's option exercisable beginning on 18 months after issuance, at par, payable at up to 12 equal quarterly installments.